SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
NOTE 11 -  SHARE-BASED COMPENSATION

A.	General

1.
In connection with the transfer of all of the business operations and substantially all of the assets of Check-Cap LLC to the Company in 2009, the Company assumed the Check-Cap LLC 2006 Unit Option Plan (hereafter: the "2006 Plan"). According to the 2006 Plan, the Company is authorized to grant options to purchase ordinary shares of the Company to employees, directors and consultants of the Company. The options granted according to the 2006 Plan are generally exercisable for 10 years from the grant date unless otherwise determined by the Company's Board of Directors, vest over a period to be determined by the Company's Board of Directors, and have an exercise price to be determined by the Company's Board of Directors.

2.
On January 15, 2015, the Board of Directors resolved to increase the number of ordinary shares by 4% of the Company's fully-diluted share capital (including the option pool) immediately following the consummation of the IPO. As a result, the number of the Company's ordinary shares reserved for issuance under the 2006 Plan increased by 80,646.

3.	On April 6, 2015, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company's reserved for issuance under the 2006 Plan by 143,212 shares.

4.
On August 13, 2015, the shareholders approved and adopted the Check-Cap Ltd. 2015 Equity Incentive Plan (the "2015 Israeli Plan") and the Check-Ltd. 2015 United States Sub-Plan to Check-Cap Ltd. 2015 Equity Incentive Plan (the "2015 U.S. Sub-Plan" and together with the 2015 Israeli Plan, the "2015 Plan").  As of such date, the Company ceased to grant options under the 2006 Plan. All of the remaining shares authorized but unissued under the 2006 Plan were rolled over to the 2015 Plan.

B.	Details of share-based grants made by the Company

The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2017, 2016 and 2015 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Grant date	No. of options	Expiration date	Exercise price	Fair value on grant date
February 24, 2015 (2)	25,205	February 24, 2025	$60.72	$32.76
March 15, 2015 (3)	5,041	March 15, 2025	$60.96	$32.52
May 19, 2015 (4)	43,636	May 19, 2025	$54.84	$30.00
June 1, 2015 (5)	4,033	June 1, 2025	$60.72	$33.60
June 3, 2015 (6)	15,763	June 3, 2025	$52.20	$31.20
August 13, 2015 (7)	27,064	August 13, 2025	$44.16	$21.60
August 13, 2015 (8)	35,417	August 13, 2025	$44.16	$22.20
October 20, 2015 (9)	3,201	October 20, 2025	$33.48	$20.64
February 29, 2016 (10)	1,642	March 1, 2026	$28.44	$24.12
May 4, 2016 (11)	7,608	May 4, 2026	$34.68	$17.40
August 4, 2016 (12)	404	August 4, 2026	$15.36	$20.40
October 31, 2016 (13)	202	October 31, 2026	$23.64	$15.84
February 27, 2017 (14)	1,964	February 27, 2027	$27.96	$14.40
May 9, 2017 (15)	1,580	May 9, 2027	$25.86	$12.96
June 22, 2017 (16)	5,041	June 22, 2027	$22.32	$12.60
August 3, 2017 (17)	404	August 3, 2027	$22.36	$12.36
November 2, 2017 (18)	853	November 2, 2027	$20.76	$8.16

Grant date	No. of RSUs	Expiration date
February 27, 2017 (19)	7,457	February 27, 2027
June 22, 2017 (20)	17,448	June 22, 2027
August 3, 2017 (21)	24,951	August 3, 2027

Grant date	No. of warrants	Expiration date	Exercise price		Fair value on grant date
February 18, 2015	8,334	February 18, 2019	$90.00		$19.44
February 24, 2015	1,250	February 24, 2019	$60.72		$27.00
Various dates in 2015 (1)	7,267	Various dates in 2017	(**	)	$17.16

(*)  See Note 11B(1)
(**) See Note 11B(4)

1.
Certain finders engaged by the Company were entitled, according to the terms of their respective engagements with the Company, to be issued warrants to purchase ordinary shares upon and subject to the closing of the Private Placement pursuant to the credit line agreement dated August 20, 2014, as amended. On April 6, 2015, the Company's Board of Directors approved the grant to certain finders of warrants to purchase an aggregate 5,837 ordinary shares, at an exercise price of $60.72 per share. On October 20, 2015, the Company's Board of Directors approved the grant to certain finders of additional warrants to purchase an aggregate 1,430 ordinary shares, at an exercise price of NIS 2.40 per share. The warrants included in the two grants were fully (100%) vested on grant date. The compensation payment was based on the fair value on the grant date, and was estimated at approximately $125. This amount is charged to shareholders' equity as Private Placement issuance cost.

2.
On January 15, 2015, the Company's shareholders approved the grant of options to certain members of the Company's Board of Directors to purchase an aggregate 25,205 ordinary shares, at an exercise price equal to the effective price per share of the ordinary shares underlying the units sold to the public in the IPO. Following the IPO the effective exercise price was determined at $60.72 per share. The options vested over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $826. This amount is charged to statement of operations over the vesting periods.

3.
On April 6, 2015, the Company's shareholders approved the grant of options to purchase 5,041 ordinary shares, at an exercise price of $60.96, to a member of the Company's Board of Directors. The options vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $164. This amount is charged to statement of operations over the vesting periods.

4.
On May 19, 2015, the Company's shareholders approved the grant of options to purchase an aggregate 38,595 ordinary shares, at an exercise price of $54.84, to Mr. William (Bill) Densel, who served as the Company's president of U.S. operations at the time.  Mr. Densel was subsequently appointed to serve as the Company's CEO, in which position he served from August 2015 through February 26, 2018. The terms of the options provided that they shall vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vested in monthly installments until Mr. Densel’s employment with the Company ended on February 26, 2018.

In addition, the Company's shareholders approved the grant of options to purchase 5,041 ordinary shares, at an exercise price of $54.84, to a member of the Company's Board of Director. The options shall vest over a period of three years commencing on the date of grant in quarterly installments.

The compensation expense was based on the fair value on the grant date, and was estimated at approximately $1.3 million. This amount is charged to statement of operations over the vesting periods.

5.
On February 12, 2015, the Company's shareholders approved the grant of options to purchase 4,033 ordinary shares, at an exercise price of $60.72, to a member of the Company's Board of Directors, in consideration for certain business development services in Asia under a consulting agreement. The options vested over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $136. This amount is charged to statement of operations over the vesting periods.

6.
On June 3, 2015, the Company's Board of Directors approved the grant of options to purchase an aggregate 15,763 ordinary shares, at an exercise price of $52.20, to employees and consultants of the Company The compensation expense was based on the fair value on the grant date, and was estimated at approximately $491. This amount is charged to statement of operations over the vesting periods.

7.
On August 13, 2015, the Company's Board of Directors approved the grant of options to purchase 27,064 ordinary shares to Mr. Densel, who served as its CEO at such time, at an exercise price of $44.16. The terms of the options provided that they shall vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vested in monthly installments until Mr. Densel’s employment with the Company ended on February 26, 2018. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $586. This amount is charged to statement of operations over the vesting periods.

8.
On August 13, 2015, the Company's Board of Directors approved the grant of options to purchase up to 35,417 ordinary shares to Mr. Densel, who served as its CEO at such time, at an exercise price of $44.16. The terms of the options provided that they shall vest over a period of four years commencing on the date of grant, such that on each of the four anniversaries after the date of grant a number of options would vest and become exercisable calculated as follows: (a) 35,417 multiplied by a quotient equal to the aggregate number of our Series A Warrants and Long Term Incentive Warrants that have been exercised prior to the applicable anniversary measurement date (to be adjusted to reflect any stock splits, reverse splits, bonus shares and the like) divided by 708,334, less (b) the aggregate number of such options that vested prior to such vesting measurement date, provided that in no event shall more than 8,855 of such options vest during any 12-month period of his employment (to be accumulated on a `carry-forward` basis). The compensation expense was based on the fair value on the grant date, and was estimated at approximately $ 700. No expenses were recorded during the years ended December 31, 2017, 2016 and 2015.

9.
On October 20, 2015, the Company's Board of Directors approved the grant of options to purchase an aggregate 3,201 ordinary shares to certain of the Company's employees at an exercise price of $33.48. The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $58. This amount is charged to statement of operations over the vesting periods.

10.
On February 29, 2016, the Company's Board of Directors approved the grant of options to purchase an aggregate 1,642 ordinary shares to certain of the Company's employees and service providers at an exercise price of $28.44. The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $40. This amount is charged to statement of operations over the vesting periods.

11.
On May 4, 2016, the Company's Board of Directors approved the grant of options to purchase an aggregate 7,608 ordinary shares to certain of the Company's employees at an exercise price of $34.68. The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $132. This amount is charged to statement of operations over the vesting periods.

12.
On August 4, 2016, the Company's Board of Directors approved the grant of options to purchase 404 ordinary shares to certain of the Company's employees at an exercise price of $15.36. The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $8. This amount is charged to statement of operations over the vesting periods.

13.
On October 31, 2016, the Company's Board of Directors approved the grant of options to purchase 202 ordinary shares to certain of the Company's employees at an exercise price of $23.64. The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $3. This amount is charged to statement of operations over the vesting periods.

14.
On February 27, 2017, the Company's Board of Directors approved the grant of options to purchase 1,964 ordinary shares to certain of the Company's employees at an exercise price of $27.96. The options vest over a period of four years commencing on the date of grant, such that 25% of the options shall vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $28. This amount is charged to statement of operations over the vesting periods.

15.
On May 9, 2017, the Company's Board of Directors approved the grant of options to purchase 1,580 ordinary shares to certain of the Company's employees at an exercise price of $25.86. The options vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $20. This amount is charged to statement of operations over the vesting periods.

16.
On June 22, 2017, the Company's shareholders approved the grant of options to purchase 5,041 ordinary shares, at an exercise price of $22.32, to a member of the Company's Board of Directors. The options vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $64. This amount is charged to statement of operations over the vesting periods.

17.
On August 3, 2017, the Company's Board of Directors approved the grant of options to purchase 404 ordinary shares to certain of the Company's employees at an exercise price of $22.36. The options vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $5. This amount is charged to statement of operations over the vesting periods.

18.
On November 2, 2017, the Company's Board of Directors approved the grant of options to purchase 853 ordinary shares to certain of the Company's employees at an exercise price of $20.76. The options shall vest over a period of four years commencing on the date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and thereafter, the remaining options will vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $7. This amount is charged to statement of operations over the vesting periods.

19.
On February 27, 2017, the Company's Board of Directors approved the grant of 7,457 restricted stock units (“RSUs”) to certain of the Company's employees. The RSUs vest over a period of four years commencing on the date of grant, such that 25% of the RSUs vested on the first anniversary of the date of grant and thereafter, the remaining RSUs vest in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $197. This amount is charged to statement of operations over the vesting periods.

20.
On June 22, 2017, the Company's shareholders approved the awarded of 11,302 and 6,146 RSUs to the Mr. Densel, who served as the Company’s CEO at such time, and to certain members of the Company's Board of Directors, respectively. The terms of the RSUs awarded to the Company’s former CEO provided that they shall vest over a period of four years commencing on the date of grant, such that 25% of the RSUs shall vest on the first anniversary of the date of grant and thereafter, the remaining RSUs will vest in quarterly installments. The RSUs granted to certain members of the Company's Board of Directors shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $255 and $138 for the RSUs granted to the Company’s CEO and to certain members of the Company's Board of Directors, respectively. These amounts are charged to statement of operations over the vesting periods.

21.
On August 3, 2017, the Company's Board of Directors approved a performance based grant of 24,951 RSUs to certain of the Company's employees. The RSUs shall vest based on four pre-determined milestones, of which the first milestone (15%) in 2017, the second and third milestones in 2018 (22.5% each) and the forth milestone in 2019 (40%). The compensation expense was based on the fair value on the grant date, and was estimated at approximately $551. No expenses were recorded during the year ended December 31, 2017 as the Company did not achieve the pre-determined milestone for 2017, and estimates that it will not meet the other three pre-determined milestones for 2018 and 2019.

22.	On February 26, 2018, upon the termination of the employment of Mr. Densel, the Company’s former CEO, options to purchase 61,009 ordinary shares and 11,302 RSUs expired.

C.	Options Fair Value The parameters which were used in applying the model are as follows:

For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
Expected volatility	58%-60%	60%-59%	44%-62%
Risk-free rate	1.9%-2.2%	2.1%-1.2%	1.29%-2.28%
Dividend yield	0%	0%	0%
Expected term (in years)	5-7	5.5-7	5-7
Share price	$15.96-$26.40	$26.64-$38.40	$36.00-$61.44

D.	Effect of share-based compensation transactions on the Company's statements of operations

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Research and development, net	116	234	790
General and administrative	610	975	2,934
Total	726	1,209	3,724

E.	A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows:

		Year ended December 31, 2017
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)(3)	Aggregate intrinsic value ($ in thousands)
Options and RSUs outstanding at beginning of year	207,769	47.04	7.39	(4)
Options granted	9,842	23.88
RSUs granted	49,856
RSUs vested	(1,033)
RSUs forfeited	(4,350)
Options forfeited	(9,389)	39.24
Options and RSUs outstanding at end of year	252,695	46.32(5)		(4)

Options exercisable at end of year	134,550	48.00		(4)

		Year ended December 31, 2016
	Number of options	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	230,958	48.12	7.99	(4)
Granted	9,856	32.64
Exercised	-	-
Forfeited	(33,045)	50.52
Outstanding at the end of the year	207,769	47.04	7.39	(4)

Exercisable at the end of the year	106,725	46.80	6.34	(4)

	Year ended December 31, 2015
	Number of options	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)(3)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	108,293	32.76	7.36	(1,854)
Granted	162,567	51.36
Exercised	(25,783)	0.60
Forfeited	(14,119)	55.20
Outstanding at the end of the year	230,958	48.12	7.99	(4)

Exercisable at the end of the year	91,046	46.68	5.94	(4)

1.
The weighted average grant date fair values of options granted during the years ended December 31, 2017, 2016 and 2015 were $12.48, $18.60 and $27.12, respectively.

The weighted average grant date fair values of RSUs awarded during the year ended December 31, 2017 was $22.32. There were no RSU awards in the years ended December 31, 2016 and 2015.

2.
The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the last date of the exercise period. No option was exercised during the years ended December 31, 2017 and 2016. The total intrinsic value of options exercised for the year ended December 31, 2015 was $1.5 million. As of December 31, 2017, and 2016, there were $633 and $766 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2006 Plan and the 2015 Plan, respectively. This cost is expected to be recognized over a period of up to 4 years.

3.	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.

4.	The aforementioned options are out of the money.

5.	Based on 208,206 outstanding options at December 31, 2017.